Share-Based Compensation (Details 1)	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation [Line Items]
Number of Shares Unvested, Beginning	16,100	0	29,587	51,437
Number of Shares Granted	0	55,000	5,000	0
Number of Shares Vested	(8,600)	(3,563)	(18,487)	(21,850)
Number of Shares Cancelled	0	0	0	0
Number of Shares Unvested, Ending	7,500	51,437	16,100	29,587